UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2011




[LOGO OF USAA]
    USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

 =======================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT INTERMEDIATE-TERM FUND
         FUND SHARES o ADVISER SHARES
         SEPTEMBER 30, 2011

 =======================================================

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

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PRESIDENT'S MESSAGE

"THE RALLY IN MUNICIPAL BONDS SHOULD REMIND
US ALL THAT IT'S ALMOST IMPOSSIBLE TO              [PHOTO OF DANIEL S. McNAMARA]
ANTICIPATE THE SHORT-TERM MOVEMENTS OF THE
FINANCIAL MARKETS."

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NOVEMBER 2011

Investors found plenty to worry about during the reporting period. When the six-month period began, 10-year U.S. Treasury rates were around 3.5% and were widely expected to increase. Political unrest in the Middle East, which had emerged in Tunisia, was spreading to other nations in North Africa. In March, Japan had suffered a devastating earthquake and tsunami. The terrible toll on human life and on that nation's infrastructure, which included emergencies at some nuclear power plants, resulted in supply disruptions and seemed likely to have an adverse effect on companies that did business in or with Japan.

A steady stream of bad news also continued to flow out of the European Union
(EU). Some EU peripheral nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. Meanwhile, U.S. legislators were engaged in a contentious debate about whether to raise the nation's debt ceiling. Shortly after a compromise agreement was reached, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+.

However, despite the gravity of these events, I believe they were of less significance than the slowdown in global economic growth. As economic conditions weakened in the U.S., Europe and China, some observers began to speculate about the possibility of a new recession. The European debt crisis only seemed to exacerbate their fears. A permanent solution remains elusive, although EU policymakers and the International Monetary Fund continue looking for one. In my opinion, a positive outcome appears less and less likely. Furthermore, the health of the entire global financial system has been stressed by the EU's fiscal challenges.

Against this backdrop, the tax-exempt bond market sustained a strong rally. In the fourth quarter of 2010, the municipal market had been roiled by

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

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negative media reports about state and municipal credit quality. Some pundits even went on record predicting massive bond defaults, an opinion we did not share. Our confidence has been well-rewarded. The USAA tax-exempt bond funds performed well during the reporting period as interest rates fell (as interest rates fall, bond prices increase) and state and local governments started on a path of fiscal restraint. Municipalities are working to raise revenue, cut spending, trim payrolls, and renegotiate their long-term commitments with their employees. While the process can be very painful for residents, these efforts are positive from a credit perspective.

The rally in municipal bonds should remind us all that it's almost impossible to anticipate the short-term movements of the financial markets. Investors who believed the gloomy predictions of the pundits may have sold some or all of their municipal holdings during the fourth quarter decline only to watch the rally, which began in January 2011, pass them by. In my opinion, a long-term strategy -- and the patience to see it through -- is the best chance of maximizing investment returns.

At USAA Investment Management Company, we continue to believe that tax-exempt investments have a place in a diversified portfolio. Rest assured our municipal bond managers and analysts will maintain a disciplined approach to managing the USAA tax-exempt funds, focusing on income generation while attempting to select investments that adequately compensate our shareholders for the risks they are assuming.

On behalf of all of us here, thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes. o Investing in securities products involves risk, including possible loss of principal. o DIVERSIFICATION IS A TECHNIQUE TO HELP REDUCE RISK. THERE IS NO ABSOLUTE GUARANTEE THAT DIVERSIFICATION WILL PROTECT AGAINST A LOSS OF INCOME. o CDs are insured by the FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in bond fund will fluctuate with changes in market conditions so that shares, when redeemed, may be worth more or less than original cost. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the these funds. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        38

    Financial Statements                                                     40

    Notes to Financial Statements                                            43

EXPENSE EXAMPLE                                                              56

ADVISORY AGREEMENT                                                           58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA                                 [PHOTO OF REGINA SHAFER]
USAA Investment Management Company

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o  HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND SHARES)PERFORM
   DURING THE REPORTING PERIOD?

   The Fund Shares provided a total return of 7.03% versus an average return of 5.71% for the 174 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to returns of 5.96% for the Lipper Intermediate Municipal Debt Funds Index and 7.85% for the Barclays Capital Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.23%, compared to the Lipper category average of 2.89%.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   During the six-month reporting period, the tax-exempt bond market extended the rally that began in January. As usual, supply and demand factors drove performance. New issue supply was light, in part because budget-conscious state and local governments postponed capital projects and therefore issued fewer bonds. Consequently, the volume of new supply during the reporting period was significantly less than what it had been over the same period in 2010.

   Refer to pages 11 and 12 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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   The increase in tax-exempt prices also followed a rally in U.S.
   Treasuries, which municipals tend to follow over time. As U.S. economic growth slowed and concerns increased about Greece's debt problems, investors seemed to prefer the safety and quality of U.S. government securities, driving Treasury yields substantially lower. Investor appetite for Treasuries remained undiminished even after Standard & Poor's Ratings downgraded U.S. government debt to AA+ in August. The Federal Reserve's (the
   Fed) announcement that it would extend the maturity of its portfolio of securities by selling shorter-term bonds and buying longer-term bonds also pushed longer-term Treasury yields lower. The yield on 30-year Treasury bonds fell from 4.51% on March 31, 2011 to 2.91% on September 30, 2011.

   Municipal yields, which always move in the opposite direction of prices, declined. The yield on 10-year AAA general obligation bonds dropped from 3.19% on March 31, 2011 to 2.22% on September 30, 2011.

   Over the course of the reporting period, states and municipalities made progress with their fiscal challenges. As we anticipated, state and local governments have been willing to make the politically difficult decisions necessary to balance their budgets, taking steps to cut costs and in some cases, raise taxes. Some states also benefited from higher-than-expected increases in tax revenues, and as a result, many state budget gaps were not as large as initially projected.

o  WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

   In managing the Fund, we maintained our income focus, seeking to distribute a high level of tax-free income without taking what we consider undue risk. This approach has enhanced the portfolio's dividend yield, which over time is the largest contributor to the Fund's long-term total return (see page 9). During the reporting period, the portfolio remained tilted toward bonds in the BBB and A-rated categories. Our team of municipal analysts helped us identify investments for the Fund. However, as interest rates fell during the

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   reporting period, it was harder to find opportunities that met our criteria. We concentrated our purchases in bonds with attractive risk and return characteristics.

   As always, we continue to do our own independent credit research, never depending just on a rating agency or bond insurer to do that work for us. With more than 500 positions, the Fund remains widely diversified by issuer and geographic area. We also continuously monitor the holdings in the portfolio. To make the portfolio as tax efficient as possible, we avoid issues subject to the alternative minimum tax for individuals.

o  WHAT IS YOUR OUTLOOK?

   Although the U.S. economy weakened during the reporting period, it is unclear whether the slow-growth expansion has actually stalled. The Fed has been vocal in its determination to keep interest rates extraordinarily low, pledging to keep short-term interest rates between zero and 0.25% until at least mid-2013. Meanwhile, the high level of joblessness and softness in the housing market are likely to continue to weigh on consumer and investor sentiment. We also expect the European debt crisis to remain a source of stress, at least over the near term.

   Although a number of state and local governments could remain under budgetary pressure, we believe they will continue working to maintain fiscal balance by cutting expenses and increasing revenues. We do not expect a material change in the strong debt repayment record of municipal issuers.

   Tax-exempt bond prices increased significantly during the reporting period, but municipal bonds continue to look attractive relative to other fixed-income alternatives, largely because of their tax-free yields

   Diversification does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes.

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4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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   and strong credit quality. Whatever happens in the months ahead, we believe that shareholders should continue making investment decisions based on their long-term goals, risk tolerance and time horizon. The volatility in municipal bond prices over the past year illustrates the difficulty in timing the market. Shareholders should expect the majority of their long-term return to come from the income provided by the Fund.

   We appreciate your continued confidence in us. Thank you for allowing us to help you with your investment needs.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

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FUND RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                out of 207 municipal intermediate-term bond funds
                     for the period ended September 30, 2011:

                                 OVERALL RATING
                                    * * * * *

                                     3-YEAR
                                    * * * * *
                                out of 207 funds

                                     5-YEAR
                                     * * * *
                                out of 183 funds

                                     10-YEAR
                                    * * * * *
                                out of 133 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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                            LIPPER LEADERS (OVERALL)
               (within the Intermediate Municipal Debt Funds category)

                         [5]                      [5]

                     TOTAL RETURN          CONSISTENT RETURN

                                  AS OF 9/30/11

                                  TOTAL RETURN
--------------------------------------------------------------------------------
                                                                NUMBER OF FUNDS
PERIOD                       LIPPER SCORE                       WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                            5                                   133
Three-year                         5                                   133
Five-year                          4                                   121
Ten-year                           5                                    83

                                CONSISTENT RETURN
--------------------------------------------------------------------------------
                                                                NUMBER OF FUNDS
PERIOD                       LIPPER SCORE                       WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                            5                                   131
Three-year                         5                                   131
Five-year                          4                                   119
Ten-year                           5                                    81

PAST PERFORMANCE IS NOT GUARANTEE OF FUTURE RESULTS. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of September 30, 2011. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of September 30, 2011.

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES (Ticker Symbol: USATX)

--------------------------------------------------------------------------------
                                               9/30/11              3/31/11
--------------------------------------------------------------------------------
Net Assets                                 $2,991.1 Million     $2,794.6 Million
Net Asset Value Per Share                       $13.16               $12.56

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.556               $0.560
Capital Gain Distributions Per Share            $0.007               $0.007
Dollar-Weighted Average
Portfolio Maturity(+)                          9.1 Years           9.6 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/11
--------------------------------------------------------------------------------
 3/31/11 to 9/30/11          1 Year             5 Years                10 Years
        7.03%*                3.93%               4.56%                  4.62%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD**                        EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------
      As of 9/30/11                                        0.52%
          3.24%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2011

--------------------------------------------------------------------------------
                 TOTAL RETURN     =    DIVIDEND RETURN       +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             4.62%        =         4.57%            +          0.05%
5 Years              4.56%        =         4.56%            +          0.00%
1 Year               3.93%        =         4.41%            +         (0.48)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2002-SEPTEMBER 30, 2011

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                 TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
9/30/2002           7.13%               5.16%                    1.97%
9/30/2003           3.93                4.82                    -0.89
9/30/2004           4.73                4.51                     0.22
9/30/2005           3.33                4.22                    -0.89
9/30/2006           4.37                4.28                     0.09
9/30/2007           2.43                4.21                    -1.78
9/30/2008          -2.92                4.29                    -7.21
9/30/2009          13.72                5.44                     8.28
9/30/2010           6.35                4.52                     1.83
9/30/2011           3.93                4.41                    -0.48

                                 [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the periods ended 9/30/11, and assuming marginal federal tax
rates of:                           25.00%       28.00%       33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            4.57%            6.10%        6.35%        6.83%       7.04%
5 Years             4.56%            6.08%        6.33%        6.81%       7.02%
1 Year              4.41%            5.88%        6.12%        6.58%       6.78%

To match the Fund Shares' closing 30-day SEC Yield of 3.24% on 9/30/11,

A FULLY TAXABLE INVESTMENT MUST PAY: 4.32%        4.50%        4.84%       4.98%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

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10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA TAX EXEMPT    LIPPER INTERMEDIATE
                 BARCLAYS CAPITAL    INTERMEDIATE-TERM      MUNICIPAL DEBT
              MUNICIPAL BOND INDEX      FUND SHARES          FUNDS INDEX
09/30/01           $10,000.00           $10,000.00           $10,000.00
10/31/01            10,119.15            10,089.68            10,095.82
11/30/01            10,033.84            10,027.28             9,990.81
12/31/01             9,938.91             9,976.18             9,915.71
01/31/02            10,111.31            10,101.25            10,059.65
02/28/02            10,233.13            10,204.41            10,172.47
03/31/02            10,032.59            10,044.68             9,987.45
04/30/02            10,228.67            10,210.71            10,181.82
05/31/02            10,290.83            10,263.59            10,236.75
06/30/02            10,399.64            10,342.52            10,341.00
07/31/02            10,533.39            10,456.07            10,460.80
08/31/02            10,660.02            10,540.75            10,557.00
09/30/02            10,893.50            10,715.74            10,740.95
10/31/02            10,712.91            10,575.88            10,578.18
11/30/02            10,668.39            10,556.08            10,535.11
12/31/02            10,893.50            10,743.21            10,743.57
01/31/03            10,865.90            10,722.69            10,704.55
02/28/03            11,017.81            10,870.18            10,852.75
03/31/03            11,024.40            10,877.69            10,849.77
04/30/03            11,097.24            10,952.88            10,918.94
05/31/03            11,357.08            11,160.72            11,140.97
06/30/03            11,308.82            11,095.05            11,088.75
07/31/03            10,913.09            10,791.14            10,753.82
08/31/03            10,994.48            10,879.28            10,833.88
09/30/03            11,317.72            11,136.44            11,111.39
10/31/03            11,260.73            11,098.36            11,058.03
11/30/03            11,378.09            11,204.80            11,146.39
12/31/03            11,472.31            11,299.21            11,212.16
01/31/04            11,538.02            11,341.63            11,254.34
02/29/04            11,711.67            11,517.38            11,412.46
03/31/04            11,670.88            11,455.99            11,342.10
04/30/04            11,394.48            11,244.58            11,105.36
05/31/04            11,353.16            11,223.21            11,091.18
06/30/04            11,394.48            11,281.59            11,118.62
07/31/04            11,544.43            11,401.37            11,229.91
08/31/04            11,775.78            11,605.40            11,415.15
09/30/04            11,838.29            11,663.74            11,450.82
10/31/04            11,940.16            11,748.45            11,512.66
11/30/04            11,841.67            11,640.75            11,420.02
12/31/04            11,986.29            11,781.83            11,531.70
01/31/05            12,098.31            11,882.46            11,581.66
02/28/05            12,058.06            11,844.57            11,532.07
03/31/05            11,982.01            11,743.51            11,446.85
04/30/05            12,170.97            11,928.95            11,597.15
05/31/05            12,256.99            12,013.71            11,663.22
06/30/05            12,333.04            12,073.22            11,720.77
07/31/05            12,277.29            12,006.23            11,658.28
08/31/05            12,401.25            12,128.80            11,758.16
09/30/05            12,317.72            12,054.91            11,697.79
10/31/05            12,242.92            11,984.42            11,636.83
11/30/05            12,301.69            12,044.34            11,683.43
12/31/05            12,407.48            12,146.00            11,763.79
01/31/06            12,440.96            12,175.94            11,794.10
02/28/06            12,524.49            12,264.80            11,845.14
03/31/06            12,438.11            12,180.17            11,775.44
04/30/06            12,433.84            12,154.96            11,771.55
05/31/06            12,489.23            12,216.54            11,826.92
06/30/06            12,442.21            12,168.59            11,780.56
07/31/06            12,590.21            12,312.55            11,903.18
08/31/06            12,777.03            12,488.24            12,057.98
09/30/06            12,865.90            12,580.71            12,129.27
10/31/06            12,946.57            12,642.08            12,185.98
11/30/06            13,054.50            12,743.37            12,261.25
12/31/06            13,008.37            12,698.36            12,218.78
01/31/07            12,975.07            12,681.73            12,192.82
02/28/07            13,146.04            12,841.86            12,322.87
03/31/07            13,113.63            12,800.34            12,310.75
04/30/07            13,152.45            12,843.38            12,342.21
05/31/07            13,094.21            12,780.68            12,294.24
06/30/07            13,026.36            12,709.59            12,247.85
07/31/07            13,127.34            12,782.64            12,326.34
08/31/07            13,070.70            12,685.06            12,317.67
09/30/07            13,264.11            12,885.04            12,466.59
10/31/07            13,323.24            12,931.36            12,501.86
11/30/07            13,408.19            12,971.06            12,586.63
12/31/07            13,445.41            12,941.09            12,610.49
01/31/08            13,614.96            13,118.50            12,816.32
02/29/08            12,991.63            12,494.44            12,357.23
03/31/08            13,362.96            12,855.76            12,621.57
04/30/08            13,519.32            12,986.31            12,692.66
05/31/08            13,601.07            13,088.25            12,768.28
06/30/08            13,447.55            12,961.54            12,641.73
07/31/08            13,498.67            12,959.28            12,698.62
08/31/08            13,656.63            13,103.24            12,835.99
09/30/08            13,016.21            12,508.41            12,355.04
10/31/08            12,883.35            12,188.07            12,215.10
11/30/08            12,924.31            12,142.13            12,237.12
12/31/08            13,112.73            11,992.72            12,323.65
01/31/09            13,592.70            12,626.59            12,823.59
02/28/09            13,664.12            12,679.22            12,771.39
03/31/09            13,666.61            12,698.56            12,763.17
04/30/09            13,939.63            13,007.76            12,979.86
05/31/09            14,087.09            13,306.67            13,127.02
06/30/09            13,955.12            13,197.05            13,022.76
07/31/09            14,188.60            13,447.76            13,238.59
08/31/09            14,431.17            13,659.76            13,377.88
09/30/09            14,949.07            14,224.61            13,761.59
10/31/09            14,635.26            13,993.15            13,490.25
11/30/09            14,756.19            14,129.88            13,696.31
12/31/09            14,806.05            14,184.89            13,723.30
01/31/10            14,883.17            14,277.00            13,798.19
02/28/10            15,027.43            14,418.35            13,933.80
03/31/10            14,991.45            14,358.86            13,858.78
04/30/10            15,173.64            14,538.11            13,991.78
05/31/10            15,287.45            14,643.63            14,086.95
06/30/10            15,296.53            14,640.67            14,089.95
07/31/10            15,487.27            14,820.01            14,272.66
08/31/10            15,841.85            15,132.01            14,561.19
09/30/10            15,817.10            15,127.29            14,513.62
10/31/10            15,773.29            15,077.35            14,478.76
11/30/10            15,457.88            14,809.52            14,261.52
12/31/10            15,158.33            14,586.73            14,054.97
01/31/11            15,046.66            14,464.02            13,979.68
02/28/11            15,286.20            14,716.16            14,179.18
03/31/11            15,235.26            14,687.94            14,138.30
04/30/11            15,508.11            14,920.21            14,352.73
05/31/11            15,773.11            15,149.26            14,554.61
06/30/11            15,828.14            15,238.94            14,589.18
07/31/11            15,989.67            15,388.00            14,720.05
08/31/11            16,263.23            15,584.93            14,917.24
09/30/11            16,431.35            15,724.69            14,980.40

                              [END CHART]

                       Data from 9/30/01 through 9/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA TAX EXEMPT                  LIPPER INTERMEDIATE
                         INTERMEDIATE-TERM                    MUNICIPAL DEBT
                            FUND SHARES                       FUNDS AVERAGE
09/30/02                       4.83%                              3.66%
09/30/03                       4.74                               3.36
09/30/04                       4.38                               3.30
09/30/05                       4.21                               3.33
09/30/06                       4.16                               3.40
09/30/07                       4.25                               3.48
09/30/08                       4.78                               3.62
09/30/09                       4.53                               3.77
09/30/10                       4.26                               3.11
09/30/11                       4.23                               2.89

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/02 to 9/30/11.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

USAA TAX EXEMPT INTERMEDIATE-TERM FUND ADVISER SHARES (Ticker Symbol: UTEIX)

--------------------------------------------------------------------------------
                                              9/30/11                 3/31/11
--------------------------------------------------------------------------------
Net Assets                                  $5.0 Million            $4.8 Million
Net Asset Value Per Share                      $13.16                  $12.56
Tax-Exempt Dividends Per Share                 $0.529                  $0.351
Capital Gain Distributions Per Share           $0.007                  $0.007

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/11
--------------------------------------------------------------------------------
 3/31/11 to 9/30/11                1 Year                Since Inception 8/1/10

       6.92%*                       3.71%                        4.99%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 9/30/11
--------------------------------------------------------------------------------

                                      3.03%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------
Before Reimbursement    1.56%                       After Reimbursement    0.75%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.75% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2012. THE BEFORE REIMBURSEMENT EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 3.03% on 9/30/11, and assuming marginal federal tax
rates of:                              25.00%     28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:    4.04%      4.21%       4.52%       4.66%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            USAA TAX EXEMPT       LIPPER INTERMEDIATE
                   BARCLAYS CAPITAL        INTERMEDIATE-TERM        MUNICIPAL DEBT
                  UNICIPAL BOND INDEX     FUND ADVISER SHARES        FUNDS INDEX
07/31/10              $10,000.00              $10,000.00              $10,000.00
08/31/10               10,228.95               10,207.68               10,202.16
09/30/10               10,212.97               10,202.67               10,168.82
10/31/10               10,184.68               10,167.09               10,144.40
11/30/10                9,981.03                9,984.70                9,992.20
12/31/10                9,787.61                9,832.59                9,847.48
01/31/11                9,715.50                9,748.29                9,794.73
02/28/11                9,870.17                9,916.64                9,934.51
03/31/11                9,837.28                9,895.97                9,905.86
04/30/11               10,013.45               10,050.72               10,056.10
05/31/11               10,184.57               10,203.27               10,197.55
06/30/11               10,220.10               10,261.89               10,221.77
07/31/11               10,324.40               10,360.41               10,313.46
08/31/11               10,501.03               10,491.12               10,451.62
09/30/11               10,609.58               10,583.25               10,495.87

                                   [END CHART]

                    Data from 7/31/10 through 9/30/11.*

                    See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Capital Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                                     TOP 10 INDUSTRIES
                                       AS OF 9/30/11
                                     (% of Net Assets)

Hospital...............................................................19.8%
General Obligation.....................................................11.1%
Electric Utilities.................................................... 10.8%
Special Assessment/Tax/Fee..............................................9.7%
Appropriated Debt.......................................................8.7%
Education ..............................................................6.9%
Electric/Gas Utilities................................................. 4.9%
Toll Roads............................................................. 3.0%
Airport/Port............................................................2.4%
Sales Tax...............................................................2.3%

 You will find a complete list of securities that the Fund owns on pages 20-37.

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2011 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         6.3%
AA                                                                         23.2%
A                                                                          33.9%
BBB                                                                        25.3%
UNRATED                                                                     5.5%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         4.8%
BELOW INVESTMENT-GRADE                                                      1.0%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes in the above chart. Securities with short-term investment-grade ratings represent the two highest short-term credit ratings. The below investment-grade category includes both long-term and short-term securities.

      Percentages are of the total market value of the Fund's investments.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

   VARIABLE-RATE DEMAND NOTES (VRDNS) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)  Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

          Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc or Dexia Credit Local.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing
          Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA    Economic Development Authority
   EDC    Economic Development Corp.
   ETM    Escrowed to final maturity
   IDA    Industrial Development Authority/Agency
   IDB    Industrial Development Board
   IDC    Industrial Development Corp.
   ISD    Independent School District
   PRE    Prerefunded to a date prior to maturity
   USD    Unified School District

================================================================================

                                                   PORTFOLIO OF INVESTMENT |  19

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (89.0%)

             ALABAMA (0.9%)
  $   345    Montgomery BMC Special Care Facilities
              Financing Auth. (INS)                                  4.88%      11/15/2018     $      345
   16,340    Montgomery Medical Clinic Board                         4.75        3/01/2026         15,107
    5,000    Prattville IDB                                          5.15        9/01/2013          5,318
    5,000    Private Colleges and Universities Facilities
              Auth. (INS)                                            4.75        9/01/2026          5,027
                                                                                               ----------
                                                                                                   25,797
                                                                                               ----------
             ALASKA (0.4%)
    2,000    State (INS)                                             4.75        4/01/2021          2,002
    2,520    State (INS)                                             4.75        4/01/2022          2,522
    2,000    State (INS)                                             4.75        4/01/2023          2,002
    4,110    State (INS)                                             4.75        4/01/2024          4,113
                                                                                               ----------
                                                                                                   10,639
                                                                                               ----------
             ARIZONA (1.8%)
    1,170    Health Facilities Auth.                                 4.50        4/01/2016          1,229
      425    Health Facilities Auth.                                 5.00        4/01/2017            447
    1,150    Health Facilities Auth.                                  4.75       4/01/2025          1,161
    2,500    Maricopa County Union High School
              District No. 210 (INS)                                 4.50        7/01/2024          2,589
   15,000    Mohave County IDA                                       7.50        5/01/2019         16,357
    3,270    Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                                 4.50(a)     7/01/2024          3,463
    2,115    Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                                 4.54(a)     7/01/2025          2,228
    2,000    Pinal County IDA (INS)                                  5.25       10/01/2020          2,017
    1,250    Pinal County IDA (INS)                                  5.25       10/01/2022          1,227
    2,000    Pinal County IDA (INS)                                  4.50       10/01/2025          1,769
    3,540    State (INS)                                             5.00       10/01/2019          4,077
    7,275    State (INS)                                             5.25       10/01/2020          8,322
    1,535    State Univ. (INS)                                       5.00        9/01/2024          1,598
    7,180    Univ. Medical Center Corp.                              5.00        7/01/2022          7,210
                                                                                               ----------
                                                                                                   53,694
                                                                                               ----------
             ARKANSAS (0.6%)
    3,125    Baxter County                                           5.00        9/01/2026          3,143
    6,230    Independence County                                     5.00        1/01/2021          6,237
    4,000    Independence County (INS)                               4.90        7/01/2022          4,142
    4,905    Jefferson County                                        4.60       10/01/2017          4,914
                                                                                               ----------
                                                                                                   18,436
                                                                                               ----------

================================================================================

20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             CALIFORNIA (9.3%)
  $10,000    Chabot-Las Positas Community College
              District (INS)                                         4.85%(b)    8/01/2022     $    5,917
    5,000    Chabot-Las Positas Community College
              District (INS)                                         4.88(b)     8/01/2023          2,690
    5,000    City and County of San Francisco Airport
              Commission                                             5.25        5/01/2022          5,673
    7,000    City and County of San Francisco Airport
              Commission                                             5.25        5/01/2023          7,844
    2,000    Coronado Community Dev. Agency (INS)                    5.00        9/01/2024          2,046
    6,140    Health Facilities Financing Auth.                       5.13        7/01/2022          6,505
    5,000    Irvine USD Special Tax District (INS)                   5.25        9/01/2019          5,699
    2,500    Irvine USD Special Tax District (INS)                   4.50        9/01/2020          2,700
    6,745    Kern County Board of Education (INS)                    5.00        6/01/2026          6,830
   20,000    Los Angeles Department of Water and
              Power (INS)(c)                                         4.75        7/01/2025         21,138
    5,000    Public Works Board                                      5.50        6/01/2019          5,304
    6,400    Public Works Board                                      5.50        4/01/2021          7,148
    6,755    Public Works Board                                      5.60        4/01/2022          7,500
    3,000    Public Works Board                                      5.13        3/01/2023          3,230
    3,130    Public Works Board                                      5.75        4/01/2023          3,471
    2,500    Public Works Board                                      5.25        3/01/2024          2,684
    2,000    Public Works Board                                      5.38        3/01/2025          2,139
    1,430    Sacramento Financing Auth. (INS)                        5.00       12/01/2024          1,389
   15,265    Sacramento Municipal Utility District
              Financing Auth. (INS)                                  4.75        7/01/2024         15,370
    4,720    Salinas Union High School District (INS)                4.37(b)     6/01/2016          4,048
    2,000    Salinas Union High School District (INS)                4.37(b)    10/01/2016          1,692
    3,525    San Bernardino County Redevelopment Agency (INS)        5.00        9/01/2025          3,322
    2,395    San Diego USD (INS)                                     4.50        7/01/2025          2,496
    5,000    San Francisco City and County Airport                   4.90        5/01/2029          5,206
    3,000    San Jose USD (INS)                                      4.50        6/01/2024          3,091
    7,065    Santa Clara County Financing Auth. (INS)                4.75        5/15/2023          7,447
    7,400    Santa Clara County Financing Auth. (INS)                4.75        5/15/2024          7,738
    7,750    Santa Clara County Financing Auth. (INS)                4.75        5/15/2025          8,061
    2,175    Semitropic Improvement District (INS)                   5.25       12/01/2018          2,357
    2,500    Solano Community College District (INS)                 4.85(b)     8/01/2023          1,376
    4,735    Solano Community College District (INS)                 4.88(b)     8/01/2024          2,429
    4,035    South Orange County Public Financing Auth. (INS)        5.00        8/15/2022          4,096
    4,920    South Orange County Public Financing Auth. (INS)        5.00        8/15/2025          4,939
   20,000    State                                                   5.25       10/01/2022         22,514
   27,445    State                                                   5.75        4/01/2027         30,920
    3,120    Statewide Communities Dev. Auth.                        5.00        5/15/2021          3,138
    3,275    Statewide Communities Dev. Auth.                        5.00        5/15/2022          3,261

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 3,440    Statewide Communities Dev. Auth.                        5.00%       5/15/2023     $    3,389
    3,610    Statewide Communities Dev. Auth.                        5.00        5/15/2024          3,514
    3,795    Statewide Communities Dev. Auth.                        5.00        5/15/2025          3,660
    1,245    Systemwide Univ. (INS)                                  5.50       11/01/2015          1,306
   14,715    Tobacco Securitization Auth.                            4.75        6/01/2025         12,369
    3,470    Tuolumne Wind Project Auth.                             5.00        1/01/2022          3,877
   10,000    Upland City                                             6.00        1/01/2026         10,767
    2,000    Washington Township Health Care District                5.75        7/01/2024          2,172
    3,500    Washington Township Health Care District                5.00        7/01/2025          3,591
                                                                                               ----------
                                                                                                  278,053
                                                                                               ----------
             COLORADO (2.0%)
    4,500    Adams County (INS)                                      4.38        9/01/2017          4,670
    5,000    Adams County (INS)(c)                                   5.10        1/01/2019          5,010
   30,955    Denver Health and Hospital Auth.                        4.75       12/01/2027         28,785
    1,000    Health Facilities Auth.                                 5.25        6/01/2023          1,037
   10,000    Regional Transportation District                        5.00        6/01/2025         10,699
    9,045    State (INS)                                             5.00       11/01/2023          9,420
                                                                                               ----------
                                                                                                   59,621
                                                                                               ----------
             CONNECTICUT (0.4%)
    4,000    Health and Educational Facilities Auth. (INS)           5.00        7/01/2025          3,812
    4,400    Mashantucket (Western) Pequot Tribe, acquired
              9/18/1997 and 12/20/2001; cost $4,388(d),(e),(f)       5.70        9/01/2012          1,628
   16,500    Mashantucket (Western) Pequot Tribe, acquired
              9/18/1997 thru 9/11/2009; cost $14,993(d),(e),(f)      5.75        9/01/2018          6,117
                                                                                               ----------
                                                                                                   11,557
                                                                                               ----------
             DELAWARE (0.3%)
    1,495    Health Facilities Auth. (INS)                           4.80        5/01/2017          1,409
    1,830    Health Facilities Auth. (INS)                           4.90        5/01/2018          1,719
    1,000    Health Facilities Auth. (INS)                           5.00        5/01/2019            932
    1,515    Health Facilities Auth. (INS)                           5.05        5/01/2020          1,396
    1,010    Municipal Electric Corp. (INS)                          5.25        7/01/2013          1,014
    1,460    Municipal Electric Corp. (INS)                          5.25        7/01/2017          1,466
    1,580    Municipal Electric Corp. (INS)                          5.25        7/01/2018          1,585
                                                                                               ----------
                                                                                                    9,521
                                                                                               ----------
             DISTRICT OF COLUMBIA (1.0%)
    7,000    District of Columbia (INS)                              5.00        1/01/2025          7,250
    3,870    District of Columbia                                    5.63       10/01/2025          4,067
    5,000    District of Columbia                                    5.75       10/01/2026          5,260
    7,930    District of Columbia (INS)                              4.75        5/01/2027          6,221
    6,000    District of Columbia                                    5.75       10/01/2027          6,270
                                                                                               ----------
                                                                                                   29,068
                                                                                               ----------

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             FLORIDA (7.5%)
  $ 5,165    Brevard County School Board (INS)                       5.00%       7/01/2025     $    5,368
    2,500    Broward County Airport System                           5.00       10/01/2024          2,661
    6,500    Broward County School Board (INS)                       5.00        7/01/2023          6,868
    4,000    Broward County School Board (INS)                       5.00        7/01/2024          4,193
    3,710    Broward County School Board (INS)                       5.00        7/01/2025          3,840
    7,905    Dade County (INS)                                       6.00(b)    10/01/2011          7,905
    8,610    Dade County (INS)                                       6.10(b)    10/01/2012          8,341
    3,270    Flagler County School Board (INS)                       5.00        8/01/2025          3,395
    8,000    Hillsborough County IDA                                 5.65        5/15/2018          9,311
    1,725    Hillsborough County IDA                                 5.50       10/01/2023          1,759
    4,250    Indian River County School Board (INS)                  5.00        7/01/2024          4,414
    5,000    JEA St. Johns River Power Park (INS)                    5.00       10/01/2020          5,566
   10,535    Lee County School Board (INS)                           5.00        8/01/2027         10,881
    6,465    Lee County School Board (INS)                           5.00        8/01/2028          6,643
      565    Miami Beach Health Facilities Auth.                     6.13       11/15/2011            566
    7,500    Miami-Dade County                                       3.75       12/01/2018          7,840
    1,670    Miami-Dade County (INS)                                 5.00        4/01/2022          1,752
    2,805    Miami-Dade County (INS)                                 5.00        4/01/2023          2,931
    8,375    Miami-Dade County (INS)                                 4.75       11/01/2023          8,648
    2,345    Miami-Dade County, 5.00%, 10/01/2013 (INS)              4.54(a)    10/01/2024          2,140
    9,830    Miami-Dade County (INS)                                 4.75       11/01/2024         10,057
    3,670    Miami-Dade County, 5.00%, 10/01/2013 (INS)              4.57(a)    10/01/2025          3,323
    6,440    Miami-Dade County                                       5.00       10/01/2026          6,781
    2,500    Miami-Dade County (INS)                                 5.00       10/01/2026          2,594
    7,000    Miami-Dade County                                       5.00       10/01/2027          7,317
   10,000    Miami-Dade County School Board (INS)                    5.00        2/01/2024         10,868
   12,000    Miami-Dade County School Board (INS)                    5.25        5/01/2025         13,009
   12,000    Orange County Health Facility Auth.                     5.25       10/01/2022         12,942
    5,000    Orange County Health Facility Auth.                     5.38       10/01/2023          5,340
    7,450    Palm Beach County Health Facilities Auth. (INS)         5.00       12/01/2021          6,751
    1,500    Palm Beach County School Board (INS)                    5.25        8/01/2018          1,547
      650    Palm Beach County School Board (INS)                    5.00        8/01/2022            694
    2,045    Pinellas County Educational Facilities Auth.            5.38       10/01/2026          2,106
    2,615    Pinellas County Educational Facilities Auth.            6.50       10/01/2031          2,860
    8,970    Sunshine State Governmental Financing Commission        5.00        9/01/2019          9,825
    5,525    Sunshine State Governmental Financing Commission        5.00        9/01/2020          6,005
    1,055    Sunshine State Governmental Financing
              Commission (INS)                                       5.00        9/01/2021          1,146
    4,585    Volusia County School Board (INS)                       5.00        8/01/2022          4,839
    4,920    Volusia County School Board (INS)                       5.00        8/01/2023          5,170
    5,165    Volusia County School Board (INS)                       5.00        8/01/2024          5,391
                                                                                               ----------
                                                                                                  223,587
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             GEORGIA (0.6%)
  $10,000    Burke County Dev. Auth.                                 7.00%       1/01/2023     $   11,829
    4,000    Glynn-Brunswick Memorial Hospital Auth.                 5.25        8/01/2023          4,225
    2,620    Savannah Hospital Auth. (INS)                           5.00        7/01/2018          2,625
                                                                                               ----------
                                                                                                   18,679
                                                                                               ----------
             GUAM (0.2%)
    6,000    Education Financing Foundation (INS)                    4.50       10/01/2026          4,510
                                                                                               ----------
             HAWAII (0.0%)
    1,335    Housing Finance and Dev. Corp.                          5.45        7/01/2017          1,338
                                                                                               ----------
             IDAHO (0.0%)
    1,000    Univ. of Idaho (INS)                                    4.75        4/01/2022          1,023
                                                                                               ----------
             ILLINOIS (6.5%)
    1,000    Bedford Park Village                                    4.60       12/01/2017          1,054
    3,240    Bedford Park Village                                    4.80       12/01/2020          3,343
    3,085    Bedford Park Village                                    4.90       12/01/2023          3,130
    5,605    Channahon                                               6.88        1/01/2020          5,609
    4,998    Chicago                                                 6.63       12/01/2022          5,162
    4,925    Chicago Board of Education (INS)                        4.82(b)    12/01/2013          4,702
      995    Chicago-O'Hare International Airport (INS)              5.50        1/01/2014          1,006
    7,000    Chicago-O'Hare International Airport (INS)              5.00        1/01/2021          7,461
   10,000    Chicago-O'Hare International Airport (INS)              5.00        1/01/2022         10,585
    9,000    Chicago-O'Hare International Airport                    5.25        1/01/2024          9,953
    2,370    Finance Auth.                                           5.50        5/01/2017          2,546
    2,000    Finance Auth.                                           5.00        8/15/2017          1,870
    4,340    Finance Auth.                                           5.75        5/01/2018          4,717
   14,360    Finance Auth.                                           5.00        2/15/2019         15,487
    2,080    Finance Auth.                                           5.00        2/15/2020          2,250
    1,710    Finance Auth.                                           5.00        2/15/2022          1,810
      750    Finance Auth.                                           5.25        4/01/2022            755
    2,000    Finance Auth.                                           5.00        4/01/2023          1,717
    3,400    Finance Auth. (INS)                                     5.00       11/01/2023          3,564
   10,500    Finance Auth. (INS)                                     5.00       11/15/2023         10,582
    7,140    Finance Auth.                                           5.13        2/15/2025          7,322
    4,165    Finance Auth.                                           5.00        4/01/2025          3,448
    7,665    Finance Auth.                                           5.38        8/15/2026          7,847
    8,000    Finance Auth.                                           4.50       11/15/2026          7,470
    1,750    Finance Auth.                                           5.40        4/01/2027          1,757
    1,000    Health Facilities Auth.                                 5.25        9/01/2013          1,002
    2,000    Health Facilities Auth.                                 5.25        9/01/2014          2,004
    2,500    Health Facilities Auth.                                 5.25        9/01/2018          2,503
    3,000    Health Facilities Auth. (INS)                           5.00        2/15/2020          3,017

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $   590    Housing Dev. Auth.                                      4.55%       7/01/2021     $      595
      365    Housing Dev. Auth.                                      4.60        7/01/2023            363
    4,555    Lake County Community Unit School District (INS)        5.13(b)    12/01/2016          3,840
    3,495    Lake County Community Unit School
              District (INS) (ETM)                                   5.13(b)    12/01/2016          3,260
    2,500    Metropolitan Pier and Exposition Auth.,
              5.20%, 6/15/2012 (INS)                                 5.20(a)     6/15/2017          2,692
    2,500    Metropolitan Pier and Exposition Auth.,
              5.30%, 6/15/2012 (INS)                                 5.30(a)     6/15/2018          2,689
    4,000    Metropolitan Pier and Exposition Auth.,
              5.40%, 6/15/2012 (INS)                                 5.40(a)     6/15/2019          4,258
    5,000    Metropolitan Pier and Exposition Auth. (INS)            5.70(b)     6/15/2026          2,358
    2,000    Northeastern Illinois Univ.                             4.75       10/01/2025          2,068
    7,095    Railsplitter Tobacco Settlement Auth.                   5.00        6/01/2018          7,874
   10,000    Railsplitter Tobacco Settlement Auth.                   5.50        6/01/2023         10,712
    5,000    State (INS)                                             5.00        1/01/2021          5,412
    3,227    Volo Village, Lake County                               5.00        3/01/2016          3,064
   14,070    Will County Forest Preserve District (INS)              5.40(b)    12/01/2017         12,067
                                                                                               ----------
                                                                                                  194,925
                                                                                               ----------
             INDIANA (2.2%)
   20,000    Finance Auth. (INS)(c)                                  4.55       12/01/2024         20,204
    1,900    Finance Auth.                                           5.00       10/01/2027          1,999
    4,000    Health and Educational Facility Financing Auth.         5.00        2/15/2021          4,223
    8,375    Health and Educational Facility Financing Auth.         5.00        2/15/2022          8,789
    3,000    Jasper County (INS)                                     5.85        4/01/2019          3,440
    4,950    Municipal Power Agency (INS)                            5.25        1/01/2017          5,181
    2,100    Municipal Power Agency (INS)                            5.25        1/01/2018          2,196
    6,000    Rockport (INS)                                          4.63        6/01/2025          5,952
      560    St. Joseph County                                       5.45        2/15/2017            560
    6,686    St. Joseph County(f)                                    5.75        2/15/2019          1,148
   11,000    Univ. of Southern Indiana (INS)(c)                      5.00       10/01/2018         11,024
    1,500    Vanderburgh County Redevelopment District               5.00        2/01/2026          1,521
                                                                                               ----------
                                                                                                   66,237
                                                                                               ----------
             IOWA (1.0%)
    9,190    Finance Auth. (INS)                                     5.00        7/01/2014          9,985
    1,325    Finance Auth. (INS)                                     5.00       12/01/2021          1,339
    1,390    Finance Auth. (INS)                                     5.00       12/01/2022          1,393
    1,460    Finance Auth. (INS)                                     5.00       12/01/2023          1,443
    1,535    Finance Auth. (INS)                                     5.00       12/01/2024          1,487
    1,610    Finance Auth. (INS)                                     5.00       12/01/2025          1,524
    1,690    Finance Auth. (INS)                                     5.00       12/01/2026          1,573
    2,475    Waterloo Community School District                      5.00        7/01/2024          2,641

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 2,775    Waterloo Community School District                      5.00%       7/01/2025     $    2,925
    4,510    Waterloo Community School District                      5.00        7/01/2027          4,691
                                                                                               ----------
                                                                                                   29,001
                                                                                               ----------
             KANSAS (0.7%)
   15,765    Wyandotte County                                        5.00       12/01/2020         16,432
    8,800    Wyandotte County                                        6.07(b)     6/01/2021          5,241
                                                                                               ----------
                                                                                                   21,673
                                                                                               ----------
             KENTUCKY (0.4%)
    7,500    Economic Dev. Finance Auth. (INS)                       5.75       12/01/2028          8,077
    3,725    Pikeville City Hospital Improvement                     5.75        3/01/2026          3,963
                                                                                               ----------
                                                                                                   12,040
                                                                                               ----------
             LOUISIANA (2.8%)
    2,750    Jefferson Parish Hospital District No. 1 (INS)(g)       5.50        1/01/2026          2,848
    3,000    Jefferson Parish Hospital District No. 1 (INS)(g)       5.38        1/01/2031          3,008
    2,150    Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                             5.25       12/01/2015          2,238
    2,260    Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                             5.25       12/01/2016          2,344
    2,355    Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                             5.25       12/01/2017          2,433
    3,750    Local Government Environmental Facilities and
              Community Dev. Auth.                                   6.50        8/01/2029          3,966
    7,000    New Orleans (INS)                                       5.13        9/01/2021          7,102
    2,000    Office Facilities Corp. (INS)                           5.25       11/01/2018          2,147
   20,000    Public Facilities Auth.                                 5.00        9/01/2028         20,561
    4,450    St. Martin Parish                                       4.35       10/01/2012          4,578
    3,955    St. Tammany Parish Hospital Service
              District No. 1 (INS)                                   5.00        7/01/2018          3,959
    2,440    Terrebonne Parish Hospital Service District No. 1       5.00        4/01/2022          2,646
    2,570    Terrebonne Parish Hospital Service District No. 1       5.00        4/01/2023          2,752
    2,000    Terrebonne Parish Hospital Service District No. 1       4.65        4/01/2024          2,058
    4,250    Terrebonne Parish Hospital Service District No. 1       5.00        4/01/2028          4,352
    9,000    Transportation Auth. (INS)                              4.38       12/01/2023          9,006
    9,000    Transportation Auth. (INS)                              4.38       12/01/2024          9,004
                                                                                               ----------
                                                                                                   85,002
                                                                                               ----------
             MAINE (0.4%)
   11,500    Health and Higher Educational Facilities Auth.          6.00        7/01/2026         11,617
    1,500    Jay                                                     4.85        5/01/2019          1,519
                                                                                               ----------
                                                                                                   13,136
                                                                                               ----------

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26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MARYLAND (0.3%)
  $ 1,810    Community Dev. Administration                           5.88%       7/01/2016     $    1,814
    2,500    EDC                                                     6.20        9/01/2022          2,996
    5,000    Health and Higher Educational Facilities Auth.          6.00        1/01/2028          5,161
                                                                                               ----------
                                                                                                    9,971
                                                                                               ----------
             MASSACHUSETTS (1.2%)
    4,500    Commonwealth (INS) (PRE)                                5.50        3/01/2018          4,598
    3,110    Health and Educational Facilities Auth.                 5.00        7/01/2019          3,278
    9,000    Health and Educational Facilities Auth.                 6.00        7/01/2024          9,862
    4,000    Health and Educational Facilities Auth.                 5.00        7/15/2027          3,729
    5,545    Massachusetts Bay Transportation Auth.                  4.60(b)     7/01/2022          3,654
    5,000    Massachusetts Bay Transportation Auth.                  4.70(b)     7/01/2024          2,912
    1,600    Massachusetts Bay Transportation Auth.                  4.73(b)     7/01/2025            880
    4,500    Massachusetts Dev. Finance Agency                       6.25        1/01/2027          4,774
    2,000    Massachusetts Dev. Finance Agency                       5.00        7/01/2030          2,004
      110    Water Pollution Abatement Trust                         4.75        8/01/2025            117
                                                                                               ----------
                                                                                                   35,808
                                                                                               ----------
             MICHIGAN (2.5%)
   18,000    Building Auth. (INS)                                    4.81(b)    10/15/2022         10,583
    3,575    Detroit Downtown Dev. Auth. (INS)                       5.00        7/01/2018          3,419
   25,000    Dickinson County EDC                                    4.80       11/01/2018         25,991
   10,000    Grand Traverse County Hospital Finance Auth.            5.00        7/01/2029         10,111
    2,675    Hospital Finance Auth.                                  5.00       11/15/2019          2,855
    3,400    Hospital Finance Auth.                                  5.00       11/15/2022          3,536
   12,000    Kent Hospital Finance Auth.                             5.00       11/15/2029         12,528
    3,000    State Trunk Line Fund                                   5.00       11/01/2019          3,537
    2,000    State Trunk Line Fund                                   5.00       11/01/2020          2,317
                                                                                               ----------
                                                                                                   74,877
                                                                                               ----------
             MINNESOTA (1.8%)
    1,080    Chippewa County                                         5.38        3/01/2022          1,082
    5,120    Chippewa County                                         5.50        3/01/2027          5,067
   18,015    Cohasset(c)                                             4.95        7/01/2022         18,718
    2,500    Higher Education Facilities Auth.                       4.50       10/01/2027          2,559
    3,000    Municipal Power Agency                                  4.38       10/01/2025          3,075
    4,545    St. Paul Housing and Redevelopment Auth.                5.70       11/01/2015          4,547
    1,500    St. Paul Housing and Redevelopment Auth.                5.85       11/01/2017          1,501
    7,680    St. Paul Housing and Redevelopment Auth.                5.15       11/15/2020          7,543
    3,500    St. Paul Housing and Redevelopment Auth.                5.25        5/15/2026          3,543
    5,260    Washington County Hospital and
              Redevelopment Auth.                                    5.38       11/15/2018          5,260
                                                                                               ----------
                                                                                                   52,895
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MISSISSIPPI (0.1%)
  $ 1,650    Hospital Equipment and Facilities Auth.                 5.00%      12/01/2016     $    1,779
    1,000    Hospital Equipment and Facilities Auth.                 5.25       12/01/2021          1,038
    1,130    Lincoln County (INS)                                    5.50        4/01/2018          1,131
                                                                                               ----------
                                                                                                    3,948
                                                                                               ----------
             MISSOURI (1.0%)
   17,545    Cape Girardeau County Health Care Facilities IDA        5.00        6/01/2027         17,272
    1,000    Cass County                                             5.00        5/01/2022            988
    3,315    Cass County                                             5.38        5/01/2022          3,348
    2,000    Cass County                                             5.50        5/01/2027          1,955
    2,000    Dev. Finance Board                                      4.75        6/01/2025          2,038
    1,570    Fenton City                                             4.50        4/01/2021          1,600
    1,760    Riverside IDA (INS)                                     5.00        5/01/2020          1,845
    1,330    St. Joseph IDA                                          5.00        4/01/2027          1,385
                                                                                               ----------
                                                                                                   30,431
                                                                                               ----------
             MONTANA (0.2%)
    6,500    Forsyth (INS)                                           4.65        8/01/2023          6,833
                                                                                               ----------
             NEBRASKA (0.0%)
      560    Scotts Bluff County Hospital Auth.                      5.13       11/15/2019            561
                                                                                               ----------
             NEVADA (0.8%)
    2,865    Clark County                                            5.00        5/15/2020          3,078
   18,000    Humboldt County                                         5.15       12/01/2024         19,534
                                                                                               ----------
                                                                                                   22,612
                                                                                               ----------
             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth.                                  5.85       12/01/2022          5,032
                                                                                               ----------
             NEW JERSEY (3.1%)
    1,780    EDA                                                     5.75       12/01/2016          1,779
   10,000    EDA                                                     5.25        9/01/2019         11,543
    5,000    EDA (INS)                                               5.00        7/01/2022          5,253
    3,500    EDA                                                     4.45        6/01/2023          3,775
    8,830    EDA                                                     5.25        9/01/2023          9,554
   13,500    EDA                                                     5.50        6/15/2024         13,499
   10,000    New Jersey EDA                                          5.25        9/01/2022         11,355
    2,000    New Jersey Transportation Trust Fund Auth.              5.25       12/15/2017          2,255
    5,000    New Jersey Transportation Trust Fund Auth. (INS)        5.25       12/15/2022          5,755
   20,000    State Turnpike Auth.                                    5.00        1/01/2021         22,554
    5,000    Tobacco Settlement Financing Corp.                      5.00        6/01/2017          5,179
                                                                                               ----------
                                                                                                   92,501
                                                                                               ----------
             NEW MEXICO (1.1%)
   20,000    Farmington Pollution Control                            4.70        5/01/2024         20,568
    4,890    Jicarilla Apache Nation(d)                              5.00        9/01/2018          5,159

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28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 3,250    Jicarilla Apache Nation(d)                              5.50%       9/01/2023     $    3,397
    4,000    Sandoval County                                         4.38        6/01/2020          4,226
                                                                                               ----------
                                                                                                   33,350
                                                                                               ----------
             NEW YORK (8.9%)
    2,500    Albany IDA                                              5.75       11/15/2022          2,637
    2,900    Dormitory Auth.                                         5.75        7/01/2013          3,047
    1,500    Dormitory Auth.                                         5.25        7/01/2015          1,672
    4,000    Dormitory Auth.                                         5.20        2/15/2016          4,011
    3,655    Dormitory Auth. (LOC - Allied Irish Banks plc)          4.40        7/01/2016          3,730
    2,005    Dormitory Auth.                                         5.25        7/01/2016          2,212
    4,760    Dormitory Auth.                                         5.30        2/15/2017          4,773
    2,000    Dormitory Auth.                                         5.25        7/01/2017          2,190
   12,560    Dormitory Auth. (ETM)                                   5.30        2/15/2019         14,842
    5,000    Dormitory Auth.                                         5.00        7/01/2020          5,340
    2,565    Dormitory Auth. (PRE)                                   5.05        2/01/2022          2,727
   24,935    Dormitory Auth.                                         5.00        7/01/2022         26,579
    2,500    Dutchess County IDA                                     4.50        8/01/2026          2,511
      475    East Rochester Housing Auth. (NBGA)                     4.05        2/15/2012            479
    2,000    East Rochester Housing Auth. (NBGA)                     4.63        2/15/2017          2,067
   17,075    Long Island Power Auth.                                 5.00        4/01/2023         18,972
   10,000    Metropolitan Transportation Auth.                       6.25       11/15/2023         11,878
   16,565    Metropolitan Transportation Auth.                       5.00       11/15/2024         17,671
    2,500    Metropolitan Transportation Auth. (INS)                 5.00       11/15/2024          2,752
    6,800    Metropolitan Transportation Auth.                       5.00       11/15/2024          7,334
    5,000    Monroe County IDC (NBGA)                                5.75        8/15/2030          5,714
    2,050    New York City (PRE)                                     5.63        8/01/2015          2,143
    2,405    New York City                                           5.63        8/01/2015          2,502
      905    New York City (PRE)                                     5.75        8/01/2016            947
    5,960    New York City                                           5.75        8/01/2016          6,207
    1,875    New York City (PRE)                                     5.25       10/15/2019          2,061
    5,000    New York City                                           5.13       11/15/2022          5,775
    4,330    New York City                                           5.13       12/01/2022          4,918
    6,000    New York City                                           5.13       12/01/2023          6,753
   10,000    New York City                                           5.00        4/01/2024         11,134
    5,240    New York City                                           5.00        8/01/2024          5,781
    5,000    New York City                                           5.25       11/15/2024          5,693
    5,000    New York City                                           5.00        2/01/2025          5,516
    2,135    New York City Municipal Water Finance Auth. (PRE)       5.38        6/15/2017          2,213
    7,865    New York City Municipal Water Finance Auth.             5.38        6/15/2017          8,136
    3,500    New York City Transitional Finance Auth.                5.00        1/15/2022          3,924
   25,000    New York City Transitional Finance Auth.                5.00        5/01/2026         28,000
      775    Suffolk County IDA                                      5.00       11/01/2013            815
    1,880    Suffolk County IDA                                      5.00       11/01/2014          2,001
    1,000    Suffolk County IDA                                      5.00       11/01/2015          1,073

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                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 3,180    Suffolk County IDA (INS)                                4.75%       6/01/2026     $    2,560
    7,340    Tobacco Settlement Financing Corp. (PRE)                5.50        6/01/2018          7,593
    3,660    Tobacco Settlement Financing Corp.                      5.50        6/01/2018          3,761
    5,000    Westchester County Health Care Corp.                    5.88       11/01/2025          5,003
                                                                                               ----------
                                                                                                  267,647
                                                                                               ----------
             NORTH CAROLINA (1.7%)
    6,000    Eastern Municipal Power Agency                          5.50        1/01/2012          6,075
    4,885    Eastern Municipal Power Agency                          5.50        1/01/2015          5,116
    1,830    Eastern Municipal Power Agency                          5.50        1/01/2016          1,913
    1,000    Eastern Municipal Power Agency                          5.50        1/01/2017          1,044
    3,000    Eastern Municipal Power Agency                          5.00        1/01/2024          3,245
    5,000    Eastern Municipal Power Agency                          5.00        1/01/2026          5,362
    4,805    Medical Care Commission                                 6.38        7/01/2026          5,158
    5,500    Medical Care Commission                                 5.00        7/01/2027          5,449
    3,400    Municipal Power Agency No. 1                            5.50        1/01/2013          3,603
    2,000    Municipal Power Agency No. 1                            5.25        1/01/2020          2,296
    3,600    Turnpike Auth. (INS)                                    5.00        1/01/2022          4,023
    3,330    Turnpike Auth. (INS)                                    5.13        1/01/2024          3,679
    4,000    Wake County Industrial Facilities and Pollution
              Control Financing Auth.                                5.38        2/01/2017          4,100
                                                                                               ----------
                                                                                                   51,063
                                                                                               ----------
             NORTH DAKOTA (0.1%)
    1,000    Grand Forks (INS)                                       5.00       12/15/2022          1,112
    2,055    Williams County                                         5.00       11/01/2021          2,095
                                                                                               ----------
                                                                                                    3,207
                                                                                               ----------
             OHIO (1.8%)
    9,000    Air Quality Dev. Auth.                                  5.70        8/01/2020          9,869
    3,000    American Municipal Power, Inc.                          5.00        2/15/2021          3,346
    2,760    American Municipal Power, Inc.                          5.00        2/15/2022          3,048
   12,165    Buckeye Tobacco Settlement Financing Auth.              5.13        6/01/2024          9,321
    2,400    Fairview Park (INS)                                     4.13       12/01/2020          2,522
    2,650    Franklin County                                         5.50        7/01/2017          2,654
   10,000    Hamilton (INS)                                          4.65       10/15/2022         10,666
    9,000    Hancock County Hospital Facilities                      6.50       12/01/2030          9,826
    1,750    Miami County                                            5.25        5/15/2021          1,852
    2,000    Miami County                                            5.25        5/15/2026          2,039
                                                                                               ----------
                                                                                                   55,143
                                                                                               ----------
             OKLAHOMA (1.4%)
    5,360    Cherokee Nation (INS)(d)                                4.60       12/01/2021          5,551
    9,210    Chickasaw Nation(d)                                     5.38       12/01/2017          9,925
    5,000    Chickasaw Nation(d)                                     6.00       12/01/2025          5,552

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30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 3,895    Comanche County Hospital Auth. (INS)                    5.25%       7/01/2022     $    3,984
    3,000    Comanche County Hospital Auth. (INS)                    5.25        7/01/2023          3,018
    1,400    Norman Regional Hospital Auth.                          5.50        9/01/2024          1,305
   13,100    Norman Regional Hospital Auth.                          5.00        9/01/2027         11,584
                                                                                               ----------
                                                                                                   40,919
                                                                                               ----------
             OREGON (0.1%)
    1,000    Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)                 4.58(b)     6/15/2025            545
    5,900    Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)                 4.59(b)     6/15/2026          3,051
                                                                                               ----------
                                                                                                    3,596
                                                                                               ----------
             PENNSYLVANIA (1.5%)
    1,410    Allegheny County Higher Education Building Auth.        5.13        3/01/2025          1,536
    1,000    Allegheny County IDA                                    5.00        9/01/2021            992
    1,220    Allegheny County IDA                                    5.10        9/01/2026          1,154
   17,300    Allegheny County IDA                                    4.75       12/01/2032         17,593
    1,000    Delaware County Auth.                                   5.00       10/01/2025          1,023
   13,000    Economic Development Financing Auth.                    4.00       10/01/2023         12,963
    7,370    Housing Finance Agency                                  5.00       10/01/2025          7,763
    1,615    Lancaster County Hospital Auth.                         5.00       11/01/2026          1,646
                                                                                               ----------
                                                                                                   44,670
                                                                                               ----------
             PUERTO RICO (0.5%)
   14,000    Government Dev. Bank                                    4.75       12/01/2015         14,437
                                                                                               ----------
             RHODE ISLAND (0.4%)
      340    Health and Educational Building Corp. (INS)             5.50        5/15/2012            341
      765    Health and Educational Building Corp. (INS)             5.50        5/15/2016            767
    5,500    Health and Educational Building Corp. (INS)             5.00        5/15/2026          5,729
    5,915    Housing and Mortgage Finance Corp.                      4.65       10/01/2026          6,010
                                                                                               ----------
                                                                                                   12,847
                                                                                               ----------
             SOUTH CAROLINA (1.9%)
    4,250    Georgetown County                                       5.95        3/15/2014          4,607
    5,000    Georgetown County                                       5.70        4/01/2014          5,425
    5,000    Lexington County Health Services District, Inc.         5.00       11/01/2024          5,263
    7,335    Lexington County Health Services District, Inc.         5.00       11/01/2026          7,577
    2,700    Piedmont Municipal Power Agency (INS)                   5.00        1/01/2028          2,904
    7,200    Piedmont Municipal Power Agency (INS)                   5.00        1/01/2028          7,743
    5,870    SCAGO Educational Facilities Corp. (INS)                4.75       12/01/2026          5,727
    6,325    SCAGO Educational Facilities Corp. (INS)                4.75       12/01/2026          6,171
   10,405    Tobacco Settlement Revenue Management Auth.             5.00        6/01/2018         10,418
                                                                                               ----------
                                                                                                   55,835
                                                                                               ----------

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                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             SOUTH DAKOTA (0.3%)
  $ 1,700    Health and Educational Facilities Auth.                 5.00%      11/01/2024     $    1,834
    6,025    Housing Dev. Auth. (INS)                                5.15       11/01/2020          6,131
                                                                                               ----------
                                                                                                    7,965
                                                                                               ----------
             TENNESSEE (1.0%)
    7,000    Jackson                                                 5.25        4/01/2023          7,542
    2,125    Johnson City Health and Educational
              Facilities Board                                       5.25        7/01/2026          2,135
    1,000    Nashville and Davidson County Health and
              Educational Facilities Board (INS)                     5.10        8/01/2019            964
      745    Shelby County Health, Educational and Housing
              Facility Board (PRE)                                   6.00        9/01/2016            784
    1,255    Shelby County Health, Educational and Housing
              Facility Board (PRE)                                   6.00        9/01/2016          1,320
      935    Shelby County Health, Educational and Housing
              Facility Board (PRE)                                   6.25        9/01/2018            986
    1,565    Shelby County Health, Educational and Housing
              Facility Board (PRE)                                   6.25        9/01/2018          1,650
   14,750    Sullivan County Health, Educational and Housing
              Facilities Board                                       5.25        9/01/2026         14,532
                                                                                               ----------
                                                                                                   29,913
                                                                                               ----------
             TEXAS (14.2%)
    1,050    Alamo Community College District (INS)                  5.00       11/01/2020          1,054
    2,300    Austin (INS)                                            5.00       11/15/2024          2,435
    5,610    Austin Utility Systems (INS)                            5.15(b)     5/15/2017          4,939
    1,855    Bastrop ISD (NBGA)                                      5.55(b)     2/15/2014          1,821
    3,030    Bastrop ISD (NBGA)                                      5.55(b)     2/15/2015          2,920
    3,055    Bastrop ISD (NBGA)                                      5.60(b)     2/15/2016          2,870
    3,155    Bastrop ISD (NBGA)                                      5.60(b)     2/15/2017          2,870
    4,540    Bexar County Health Facilities Dev. Corp.               5.00        7/01/2027          4,426
   32,925    Brazos River Auth.                                      5.38        4/01/2019         32,955
    5,365    Cass County IDC                                         5.35        4/01/2012          5,468
    2,680    Central Regional Mobility Auth.,
              4.55%, 1/01/2014 (INS)                                 4.55(a)     1/01/2020          2,337
    3,445    Central Regional Mobility Auth.,
              4.60%, 1/01/2014 (INS)                                 4.60(a)     1/01/2021          2,961
      885    Central Regional Mobility Auth.                         5.90(b)     1/01/2022            511
    7,000    Central Regional Mobility Auth.                         6.25(b)     1/01/2024          3,493
    2,500    Central Regional Mobility Auth.                         5.75        1/01/2025          2,594
    2,535    Central Regional Mobility Auth.                         6.50(b)     1/01/2026          1,089
    2,600    Conroe ISD (NBGA)                                       5.00        2/15/2023          2,874
    3,100    Conroe ISD (NBGA)                                       5.00        2/15/2024          3,427
   13,745    Denton ISD (NBGA)                                       5.03(b)     8/15/2023          8,293

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32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $16,500    Denton ISD (NBGA)                                       5.06%(b)    8/15/2024     $    9,305
    3,715    Ennis ISD (NBGA)                                        4.58(b)     8/15/2025          2,039
    3,720    Ennis ISD (NBGA)                                        4.60(b)     8/15/2026          1,936
   40,000    Harris County IDC                                       5.00        2/01/2023         42,935
    1,895    Hidalgo County Health Services Corp.                    4.75        8/15/2017          1,942
      350    Hidalgo County Health Services Corp.                    5.00        8/15/2019            357
    3,805    Hidalgo County Health Services Corp.                    5.00        8/15/2022          3,892
    1,785    Hidalgo County Health Services Corp.                    5.00        8/15/2026          1,733
    4,000    Houston Airport System                                  5.00        7/01/2024          4,379
    7,000    Houston Airport System                                  5.00        7/01/2025          7,598
    4,955    Houston ISD Public Facility Corp. (INS)                 5.35(b)     9/15/2015          4,652
    3,635    Houston ISD Public Facility Corp. (INS)                 5.35(b)     9/15/2015          3,413
    6,955    Houston ISD Public Facility Corp. (INS)                 5.38(b)     9/15/2016          6,251
    2,635    Houston ISD Public Facility Corp. (INS)                 5.38(b)     9/15/2016          2,368
    3,885    Houston ISD Public Facility Corp. (INS)                 5.40(b)     9/15/2017          3,350
    2,485    Houston Public Improvement (INS) (PRE)                  5.00        3/01/2019          2,646
      515    Houston Public Improvement (INS)                        5.00        3/01/2019            543
    2,200    Judson ISD (INS)                                        5.00        2/01/2023          2,366
    1,500    Judson ISD (INS)                                        5.00        2/01/2024          1,613
    1,595    La Porte ISD (INS)                                      5.00        2/15/2022          1,713
    3,535    La Porte ISD (INS)                                      5.00        2/15/2024          3,758
    3,145    Lewisville (INS)                                        5.38        9/01/2015          3,180
    4,555    Lower Colorado River Auth. (INS)                        4.38        5/15/2025          4,658
    2,000    Lower Colorado River Auth. (INS)                        4.38        5/15/2026          2,037
    2,080    Marlin ISD Public Facility Corp., acquired
              7/22/1998; cost $2,114(e)                              5.85        2/15/2018          2,121
    3,425    Mesquite Health Facilities Dev. Corp.                   5.50        2/15/2025          3,358
    2,040    Midlothian Dev. Auth. (INS)                             5.00       11/15/2018          2,065
    2,235    Midlothian Dev. Auth. (INS)                             5.00       11/15/2021          2,176
    8,865    Midlothian Dev. Auth.                                   6.00       11/15/2024          8,917
    1,695    Midlothian Dev. Auth. (INS)                             5.00       11/15/2026          1,550
    2,650    Midlothian Dev. Auth.                                   5.13       11/15/2026          2,360
    2,500    North Texas Tollway Auth.                               6.00        1/01/2023          2,791
   15,000    North Texas Tollway Auth.                               6.00        1/01/2025         16,717
    1,220    Nueces River Auth. (INS)                                5.00        7/15/2023          1,346
    1,530    Nueces River Auth. (INS)                                5.00        7/15/2024          1,672
    2,965    Plano ISD (NBGA)                                        4.50        2/15/2023          3,168
    5,435    Port of Corpus Christi IDA                              5.40        4/01/2018          5,437
   16,265    Port of Corpus Christi IDC                              5.40        4/01/2018         16,269
    2,000    Red River Education Finance Corp.                       4.38        3/15/2025          2,072
    3,000    Red River Education Finance Corp.                       4.38        3/15/2026          3,093
    8,395    Rockwall ISD (NBGA)                                     5.14(b)     2/15/2022          5,538
    9,205    Sabine River Auth. (INS)                                4.95        3/01/2018          9,994
    2,000    San Leanna Education Facilities Corp.                   5.00        6/01/2018          2,182

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,965    San Leanna Education Facilities Corp.                   5.13%       6/01/2023     $    2,058
    1,000    San Leanna Education Facilities Corp.                   5.13        6/01/2024          1,038
    1,545    San Leanna Education Facilities Corp.                   5.13        6/01/2025          1,588
    5,200    Schertz-Cibolo-Universal City ISD (NBGA)                4.86(b)     2/01/2023          3,156
    3,320    State                                                   5.00        8/01/2016          3,695
    3,750    Tarrant County Cultural Education Facilities
              Finance Corp.                                          5.25       11/15/2022          3,926
    1,100    Tarrant County Cultural Education Facilities
              Finance Corp.                                          6.00       11/15/2026          1,106
    8,300    Tarrant County Cultural Education Facilities
              Finance Corp.                                          5.13        5/15/2027          7,847
    8,000    Tarrant Regional Water District (INS)                   5.25        3/01/2017          8,508
    2,000    Tarrant Regional Water District (INS)                   5.25        3/01/2019          2,117
    2,000    Tarrant Regional Water District (INS)                   5.25        3/01/2020          2,110
    5,000    Tarrant Regional Water District (INS)                   4.38        3/01/2021          5,403
    7,000    Transportation Commission                               4.38        4/01/2025          7,345
   13,000    Transportation Commission                               4.50        4/01/2026         13,796
    4,000    Transportation Commission                               4.75        4/01/2027          4,256
    2,125    Tyler Health Facilities Dev. Corp.                      5.25        7/01/2012          2,170
    1,500    Tyler Health Facilities Dev. Corp.                      5.25        7/01/2013          1,563
    7,170    Tyler Health Facilities Dev. Corp.                      5.25       11/01/2019          7,315
    7,945    Tyler Health Facilities Dev. Corp.                      5.25       11/01/2021          7,969
    3,360    Tyler Health Facilities Dev. Corp.                      5.25       11/01/2022          3,326
    3,800    Tyler Health Facilities Dev. Corp.                      5.25       11/01/2023          3,723
    8,745    Tyler Health Facilities Dev. Corp.                      5.25        7/01/2026          8,643
   10,000    Univ. of Texas Board of Regents                         4.25        8/15/2025         10,561
    1,795    Weatherford ISD (NBGA)                                  4.73(b)     2/15/2023          1,109
    1,795    Weatherford ISD (NBGA)                                  4.77(b)     2/15/2024          1,046
    5,970    Williamson County (INS)                                 5.13        2/15/2022          6,794
    1,385    Wylie ISD (NBGA)                                        5.00(b)     8/15/2014          1,351
    1,690    Wylie ISD (NBGA)                                        5.10(b)     8/15/2015          1,616
                                                                                               ----------
                                                                                                  425,962
                                                                                               ----------
             UTAH (0.7%)
    2,265    Intermountain Power Agency (INS) (ETM)                  5.00        7/01/2012          2,274
   18,643    Jordanelle Special Service District(d)                 12.00        8/01/2030         19,230
                                                                                               ----------
                                                                                                   21,504
                                                                                               ----------
             VERMONT (0.3%)
    9,000    Vermont EDA                                             5.00       12/15/2020          9,566
                                                                                               ----------
             VIRGINIA (1.7%)
    1,750    Albemarle County IDA                                    5.00        1/01/2024          1,747
    2,290    College Building Auth.                                  5.00        6/01/2021          2,351
   11,280    College Building Auth.                                  5.00        6/01/2026         11,321

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34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $15,316    Farms of New Kent Community Dev. Auth.(h)               5.13%       3/01/2036     $    8,784
    3,733    Peninsula Town Center Community Dev. Auth.              5.80        9/01/2017          3,921
    6,717    Peninsula Town Center Community Dev. Auth.              6.25        9/01/2024          6,776
    5,331    Peninsula Town Center Community Dev. Auth.              6.35        9/01/2028          5,378
   10,000    Roanoke EDA                                             5.00        7/01/2025         10,610
    1,000    Small Business Financing Auth.                          5.13        9/01/2022          1,042
                                                                                               ----------
                                                                                                   51,930
                                                                                               ----------
             WASHINGTON (0.5%)
    1,800    Health Care Facilities Auth. (INS)                      5.00       12/01/2023          1,805
    2,000    Health Care Facilities Auth. (INS)                      5.00       12/01/2024          1,967
    2,310    Health Care Facilities Auth. (INS)                      5.00       12/01/2025          2,223
    1,470    Higher Education Facilities Auth.                       5.20       10/01/2017          1,474
    2,000    Housing Finance Commission (INS)                        5.88        7/01/2019          2,002
    5,000    King County Housing Auth. (INS)                         5.20        7/01/2018          5,000
                                                                                               ----------
                                                                                                   14,471
                                                                                               ----------
             WISCONSIN (0.7%)
    5,000    Health and Educational Facilities Auth. (INS)           5.13        8/15/2020          5,006
    8,300    Health and Educational Facilities Auth.                 5.13        2/15/2026          8,291
      240    Housing and EDA                                         4.85        9/01/2017            242
    6,000    Sheboygan (INS)                                         5.00        9/01/2015          6,746
                                                                                               ----------
                                                                                                   20,285
                                                                                               ----------
             Total Fixed-Rate Instruments (cost: $2,593,961)                                    2,667,316
                                                                                               ----------

             PUT BONDS (5.7%)

             ALABAMA (0.4%)
   10,900    Baptist Health Care Auth.                               6.00       11/15/2024         11,180
                                                                                               ----------
             ARIZONA (0.5%)
   12,500    Maricopa County                                         6.00        5/01/2029         13,774
                                                                                               ----------
             CALIFORNIA (0.1%)
    3,000    Health Facilities Financing Auth.                       4.95        7/01/2026          3,278
                                                                                               ----------
             FLORIDA (0.9%)
    7,375    Miami-Dade County IDA                                   4.00       10/01/2018          7,853
   16,000    Putnam County Dev. Auth. (INS)                          5.35        3/15/2042         18,344
                                                                                               ----------
                                                                                                   26,197
                                                                                               ----------
             ILLINOIS (0.3%)
    7,500    Educational Facilities Auth.                            4.75       11/01/2036          8,343
                                                                                               ----------
             LOUISIANA (0.5%)
   14,000    Public Facilities Auth.                                 7.00       12/01/2038         14,124
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (0.2%)
  $ 6,000    Dev. Finance Agency                                     5.75%      12/01/2042     $    6,911
                                                                                               ----------
             MICHIGAN (0.6%)
   15,000    Hospital Finance Auth.                                  6.00       12/01/2034         18,375
                                                                                               ----------
             NEW MEXICO (1.0%)
   10,000    Farmington                                              4.75        6/01/2040          9,899
   20,000    Farmington                                              5.20        6/01/2040         20,707
                                                                                               ----------
                                                                                                   30,606
                                                                                               ----------
             OHIO (0.3%)
    8,000    Air Quality Dev. Auth.                                  5.75        6/01/2033          9,167
                                                                                               ----------
             TEXAS (0.6%)
    3,340    Beaumont Multifamily Housing Finance Corp. (NBGA)       4.70       12/15/2031          3,363
   15,000    North State Tollway Auth.                               6.00        1/01/2038         15,959
                                                                                               ----------
                                                                                                   19,322
                                                                                               ----------
             WISCONSIN (0.3%)
    9,000    Madison                                                 4.88       10/01/2027          9,185
                                                                                               ----------
             Total Put Bonds (cost: $157,701)                                                     170,462
                                                                                               ----------

             VARIABLE-RATE DEMAND NOTES (4.2%)

             CALIFORNIA (0.8%)
   15,575    State (LIQ)(LOC - Dexia Credit Local)(d)                2.65        8/01/2027         15,575
    7,570    Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                    2.95        5/01/2040          7,570
                                                                                               ----------
                                                                                                   23,145
                                                                                               ----------
             ILLINOIS (1.4%)
   41,800    State (LIQ)                                             3.25       10/01/2033         41,800
                                                                                               ----------
             KENTUCKY (0.1%)
    4,200    State Property & Buildings Commission (LIQ)
               (LOC - Dexia Credit Local)(d)                         2.36        8/01/2021          4,200
                                                                                               ----------
             MASSACHUSETTS (0.3%)
   10,000    State (LIQ)(LOC - Dexia Credit Local)(d)                2.00        9/01/2024         10,000
                                                                                               ----------
             NEW JERSEY (0.8%)
   24,275    EDA (LIQ)(LOC - Dexia Credit Local)(d)                  2.56        9/01/2022         24,275
                                                                                               ----------
             NEW YORK (0.7%)
   11,500    Dormitory Auth. (LIQ)(LOC - Dexia Credit Local)(d)      2.36        5/15/2022         11,500
    3,700    New York City Transitional Finance Auth. (LIQ)          0.50       11/01/2022          3,700
    4,500    Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local)(d)     2.36        3/15/2024          4,500
                                                                                               ----------
                                                                                                   19,700
                                                                                               ----------

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             TEXAS (0.1%)
  $ 3,000    North East ISD (LIQ)(NBGA)(d)                           2.36%      2/01/2028      $    3,000
                                                                                               ----------
             Total Variable-Rate Demand Notes (cost: $126,120)                                    126,120
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $2,877,782)                                              $2,963,898
                                                                                               ==========
---------------------------------------------------------------------------------------------------------
($ IN 000s)                                                 VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-           $2,667,316              $-      $2,667,316
Put Bonds                                          -              170,462               -         170,462
Variable-Rate Demand Notes                         -              126,120               -         126,120
---------------------------------------------------------------------------------------------------------
Total                                             $-           $2,963,898              $-      $2,963,898
---------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------------
                                                                             PERIODIC AUCTION RESET BONDS
---------------------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                                      $ 1,770
Purchases                                                                                               -
Sales                                                                                              (1,821)
Transfers into Level 3                                                                                  -
Transfers out of Level 3                                                                                -
Net realized gain (loss)                                                                           (4,079)
Change in net unrealized appreciation/depreciation                                                  4,130
---------------------------------------------------------------------------------------------------------
Balance as of September 30, 2011                                                                  $     -
---------------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

  (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (c) At September 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

  (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2011, was $9,866,000, which represented 0.3% of the Fund's net assets.

  (f) Currently the issuer is in default with respect to interest and/or principal payments.

  (g) At September 30, 2011, the aggregate market value of securities purchased on a when-issued basis was $5,856,000.

  (h) Security was fair valued at September 30, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,877,782)        $2,963,898
  Cash                                                                           59
  Receivables:
    Capital shares sold                                                       1,518
    USAA Investment Management Company (Note 6C)                                  2
    Interest                                                                 40,005
                                                                         ----------
      Total assets                                                        3,005,482
                                                                         ----------
LIABILITIES
  Payables:
    Securities purchased                                                      5,761
    Capital shares redeemed                                                     702
    Dividends on capital shares                                               1,948
  Accrued management fees                                                       819
  Accrued transfer agent's fees                                                  27
  Other accrued expenses and payables                                            83
                                                                         ----------
      Total liabilities                                                       9,340
                                                                         ----------
         Net assets applicable to capital shares outstanding             $2,996,142
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $2,918,973
  Overdistribution of net investment income                                     (15)
  Accumulated net realized loss on investments                               (8,932)
  Net unrealized appreciation of investments                                 86,116
                                                                         ----------
         Net assets applicable to capital shares outstanding             $2,996,142
                                                                         ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $2,991,107/227,244 shares outstanding)    $    13.16
                                                                         ==========
    Adviser Shares (net assets of $5,035/383 shares outstanding)         $    13.16
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                          $ 70,191
                                                                           --------
EXPENSES
  Management fees                                                             4,780
  Administration and servicing fees:
    Fund Shares                                                               2,180
    Adviser Shares                                                                4
  Transfer agent's fees:
    Fund Shares                                                                 564
  Distribution and service fees (Note 6E):
    Adviser Shares                                                                6
  Custody and accounting fees:
    Fund Shares                                                                 161
  Postage:
    Fund Shares                                                                  28
  Shareholder reporting fees:
    Fund Shares                                                                  21
  Trustees' fees                                                                  7
  Registration fees:
    Fund Shares                                                                  25
    Adviser Shares                                                               29
  Professional fees                                                              61
  Other                                                                          29
                                                                           --------
      Total expenses                                                          7,895
  Expenses reimbursed:
    Adviser Shares                                                              (29)
                                                                           --------
      Net expenses                                                            7,866
                                                                           --------
NET INVESTMENT INCOME                                                        62,325
                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                                          (7,934)
  Change in net unrealized appreciation/depreciation                        143,516
                                                                           --------
      Net realized and unrealized gain                                      135,582
                                                                           --------
  Increase in net assets resulting from operations                         $197,907
                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited), and year ended March 31, 2011

--------------------------------------------------------------------------------

                                                                9/30/2011     3/31/2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                        $   62,325    $  127,070
  Net realized gain (loss) on investments                          (7,934)        2,925
  Change in net unrealized appreciation/depreciation of
    investments                                                   143,516       (67,643)
                                                               ------------------------
    Increase in net assets resulting from operations              197,907        62,352
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                   (62,188)     (126,872)
    Adviser Shares*                                                  (100)         (123)
                                                               ------------------------
      Total distributions of net investment income                (62,288)     (126,995)
                                                               ------------------------
  Net realized gains:
    Fund Shares                                                         -        (1,516)
    Adviser Shares*                                                     -            (2)
                                                               ------------------------
      Total distributions of net realized gains                         -        (1,518)
                                                               ------------------------
  Distributions to shareholders                                   (62,288)     (128,513)
                                                               ------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                      61,075           857
  Adviser Shares*                                                      51         5,010
                                                               ------------------------
      Total net increase in net assets from capital
        share transactions                                         61,126         5,867
                                                               ------------------------
  Net increase (decrease) in net assets                           196,745       (60,294)

NET ASSETS
  Beginning of period                                           2,799,397     2,859,691
                                                               ------------------------
  End of period                                                $2,996,142    $2,799,397
                                                               ========================
Overdistribution of net investment income:
  End of period                                                $      (15)   $      (52)
                                                               ========================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company
Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Intermediate-Term Fund Shares (Fund Shares) and Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

       considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $5,761,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2011, the Fund paid CAPCO facility fees of $5,000, which represents 5.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2012, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2011, were $125,993,000 and $174,388,000, respectively.

As of September 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $132,507,000 and $46,391,000, respectively, resulting in net unrealized appreciation of $86,116,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                      SEPTEMBER 30, 2011            MARCH 31, 2011
----------------------------------------------------------------------------------
                                    SHARES       AMOUNT        SHARES      AMOUNT
                                    ----------------------------------------------
FUND SHARES:
Shares sold                          17,691     $ 228,291       36,071   $ 464,482
Shares issued from reinvested
  dividends                           3,877        50,186        8,003     103,128
Shares redeemed                     (16,829)     (217,402)     (44,383)   (566,753)
                                    ----------------------------------------------
Net increase (decrease) from
  capital share transactions          4,739     $  61,075         (309)  $     857
                                    ==============================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                               4     $      50          379   $   5,010
Shares issued from reinvested
  dividends                               -*            1            -           -
Shares redeemed                           -             -            -           -
                                    ----------------------------------------------
Net increase from capital
  share transactions                      4     $      51          379   $   5,010
                                    ==============================================

*Represents less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%
+/- 0.51% to 1.00%                +/- 0.05%
+/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $4,780,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $705,000 and less than $500, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2011, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,180,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2011, the Fund reimbursed the Manager $43,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1,2012, to limit the annual expenses of the Adviser Shares to 0.75% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2011, the Adviser Shares incurred reimbursable expenses of $29,000, of which $2,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2011, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $564,000 and less than $500, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2011, USAA and its affiliates owned 378,000 shares, which represent 98.8% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                             --------------------------------------------------------------------------------------
                                   2011            2011          2010             2009           2008          2007
                             --------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    12.56      $    12.83    $    11.88       $    12.64     $    13.17    $    13.07
                             --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .28             .56           .57              .59            .56           .55
  Net realized and
    unrealized gain (loss)          .60            (.26)          .96             (.74)          (.51)          .10
                             --------------------------------------------------------------------------------------
Total from investment
  operations                        .88             .30          1.53             (.15)           .05           .65
                             --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.28)           (.56)         (.57)            (.59)          (.56)         (.55)
  Realized capital gains              -            (.01)         (.01)            (.02)          (.02)         (.00)(a)
                             --------------------------------------------------------------------------------------
Total distributions                (.28)           (.57)         (.58)            (.61)          (.58)         (.55)
                             --------------------------------------------------------------------------------------
Net asset value at end
  of period                  $    13.16      $    12.56    $    12.83       $    11.88     $    12.64    $    13.17
                             ======================================================================================
Total return (%)*                  7.03            2.29         13.07(b)         (1.22)           .44          5.10(c)
Net assets at end
  of period (000)            $2,991,107      $2,794,641    $2,859,691       $2,419,273     $2,677,927    $2,830,190
Ratios to average
  net assets:**
  Expenses (%)(d)                   .54(e)          .52           .47(b)           .45            .51           .56(c)
  Net investment income (%)        4.28(e)         4.35          4.55             4.81           4.35          4.19
Portfolio turnover (%)                4              14             7               13             21            23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2011, average net assets were $2,907,862,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2010, SAS reimbursed the Fund Shares $66,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratio by less than 0.01%. This decrease is excluded from the expense ratio above.
(c) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)       (.00%)(+)     (.00%)(+)        (.00%)(+)      (.01%)        (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     SIX-MONTH
                                                                   PERIOD ENDED         PERIOD ENDED
                                                                   SEPTEMBER 30,          MARCH 31,
                                                                        2011               2011***
                                                                ------------------------------------
Net asset value at beginning of period                                $12.56               $13.05
                                                                      ---------------------------
Income (loss) from investment operations:
  Net investment income                                                  .26                  .35
  Net realized and unrealized gain (loss)                                .60                 (.48)
                                                                      ---------------------------
Total from investment operations                                         .86                 (.13)
                                                                      ---------------------------
Less distributions from:
  Net investment income                                                 (.26)                (.35)
  Realized capital gains                                                   -                 (.01)
                                                                      ---------------------------
Total distributions                                                     (.26)                (.36)
                                                                      ---------------------------
Net asset value at end of period                                      $13.16               $12.56
                                                                      ===========================

Total return (%)*                                                       6.92                (1.04)
Net assets at end of period (000)                                     $5,035               $4,756
Ratios to average net assets:**
  Expenses (%)(a),(b)                                                    .75                  .75
  Expenses, excluding reimbursements (%)(a),(b)                         1.94                 1.56
  Net investment income (%)(a)                                          4.07                 4.15
Portfolio turnover (%)                                                     4                   14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2011, average net assets were $4,916,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

EXPENSE EXAMPLE

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                     BEGINNING         ENDING          DURING PERIOD*
                                   ACCOUNT VALUE    ACCOUNT VALUE      APRIL 1, 2011 -
                                   APRIL 1, 2011  SEPTEMBER 30, 2011  SEPTEMBER 30, 2011
                                   -----------------------------------------------------
FUND SHARES
Actual                               $1,000.00          $1,070.30            $2.79

Hypothetical
 (5% return before expenses)          1,000.00           1,022.30             2.73

ADVISER SHARES
Actual                                1,000.00           1,069.20             3.88

Hypothetical
 (5% return before expenses)          1,000.00           1,021.25             3.79

* Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.75% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 7.03% for Fund Shares and 6.92% for Adviser Shares for the period of April 1, 2011, through September 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

ADVISORY AGREEMENT

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2010, and was in the top 50% of its performance universe for the five-year period ended December 31, 2010.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect

================================================================================

                                                        ADVISORY AGREEMENT |  61

================================================================================

benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

62  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
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MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select "Investments"
AT USAA.COM

OR CALL                                Under "Investments" View
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
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Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
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>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39594-1111                                (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/28/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.